Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table presents supplemental cash flow information for the Company, which includes activity from both continuing and discontinued operations:

	Years ended December 31,
	2020	2019	2018
Cash paid during the year for:
Income taxes, net of refunds	$35,013	$17,406	$23,842
Interest (1)	90,291	117,775	110,834
Non-cash investing activity (2) :
Capital expenditures acquired on account but unpaid as of the year end	16,245	27,155	23,498

(1)
Cash paid for interest is shown net of capitalized interest for the periods presented and excludes $4,963 and $8,480 of net interest proceeds on swaps designated as net investment hedges for the years ended December 31, 2020 and 2019, respectively, which are included within cash flows from investing activities, discontinued operations in the Company’s consolidated statements of cash flows.

(2)	For the supplemental non-cash information on lease liabilities arising from obtaining right-of-use lease assets, see Note 13 to these consolidated financial statements for additional details.

Schedule of Cash and Restricted Cash Reconciliation
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets as of December 31, 2020, 2019 and 2018 to the total of the same amounts shown in the consolidated statements of cash flows for the years then ended:

	December 31,
	2020	2019	2018
Cash and cash equivalents	$113,377	$36,125	$27,397
Restricted cash included in prepaid and other current assets	1,640	1,287	1,363

Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$115,017	$37,412	$28,760

Restrictions on Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets as of December 31, 2020, 2019 and 2018 to the total of the same amounts shown in the consolidated statements of cash flows for the years then ended:

	December 31,
	2020	2019	2018
Cash and cash equivalents	$113,377	$36,125	$27,397
Restricted cash included in prepaid and other current assets	1,640	1,287	1,363

Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$115,017	$37,412	$28,760